Auditors’ remuneration (Tables)	12 Months Ended
Jan. 31, 2018
Analysis of income and expense [abstract]
Detailed disclosure about auditors' remuneration
During the year the Group obtained the following services from the Group’s auditors at the cost detailed below:

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Fees payable to the auditors and its associates for the audit of the Company and Consolidated Financial Statements	132	110	44
Fees payable to the auditors and its associates for other services:
- Audit of the Company’s subsidiaries(2)	209	120	71
- Audit-related assurance services	—	3	6
- Other assurance services(1)	118	163	158
- Tax advisory services	2	15	9
- Tax compliance services	21	47	11
Total fees payable	482	458	299

(1)
For the year ended January 31, 2018, other assurance services includes assurance reporting on information included in information used for the Company's underwritten public offering completed on 18 September 2017. These amounts were recognized directly in share premium. For the year ended January 31, 2017, other assurance services includes assurance reporting on information included in the Company’s registration statement on Form F-3 that was originally filed with the U.S. Securities and Exchange Commission on May 12, 2016.

(2)
For the year ended January 31, 2018, fees payable for the Consolidated Financial Statements and fees payable for the Company's subsidiaries includes audit services relating to the initial audit and business combination accounting for Discuva Limited. These amounts will be non recurring fees.